Financial instruments with preferred rights	12 Months Ended
Dec. 31, 2022
Financial instruments with preferred rights
Financial instruments with preferred rights

30.Financial instruments with preferred rights

Prior to listing of the Company, the Group had completed a series of financing by issuing shares with preferred rights including conversion feature, liquidation preferences and redemption rights (“preferred shares”).

The Group designated the entire instruments as financial liabilities at FVPL with the changes in the fair value recorded in the consolidated statements of loss, except for the changes in fair value due to own credit risk, which were recorded in other comprehensive losses. The accumulated fair value change due to own credit risk amounting to RMB27,355,000 was reclassified to accumulated losses upon conversion of these financial instruments with preferred rights into ordinary shares in 2020.

30.Financial instruments with preferred rights (Continued)

Movements of financial instruments with preferred rights during the years ended December 31, 2020, 2021 and 2022 are:

RMB’000
Year ended December 31, 2020
At January 1, 2020	2,106,334
Issuance (Note 24(i))	70,026
Changes in fair value recognized in profit or loss	2,823,370
Changes in fair value due to own credit risk recognized in OCI	72
Conversion into ordinary shares upon IPO	(4,999,811)
Others	9
At December 31, 2020, 2021 and 2022	—